U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type

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1.      Name and address of issuer:
        KMA Variable Account
        c/o Keyport Life Insurance Company
        125 High Street
        Boston, MA 02110
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2.      Name of each series or class of funds for which this notice is filed:


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3.      Investment Company Act File Number: 811-2290


        Securities Act File Number:         2-66388

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4.      Last day of fiscal year for which this notice is filed: 12/31/95

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5.      Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                              [  ]

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6.      Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



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7.      Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                      0

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8.      Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                      0


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9.      Number and aggregate sale price of securities sold during the fiscal year:

                                 $201,063,900.00

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

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                 $201,063,900.00

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11.     Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                                        0

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12.     Calculation of registration fee:

        (i)    Aggregate sale price of securities sold during the fiscal
               year in reliance on rule 24f-2 (from Item 10):    $201,063,900.00
                                                                 ---------------
        (ii)   Aggregate price of shares issued in connection with
               dividend reinvestment plans (from Item 11, if
               applicable):                                     +      0
                                                                 ---------------

        (iii)  Aggregate price of shares redeemed or repurchased
               during the fiscal year (if applicable):          - 213,190,609.00
                                                                 ---------------
        (iv)   Aggregate price of shares redeemed or repurchased
               and previously applied as a reduction to filing fees
               pursuant to rule 24e-2 (if applicable):          +      0
                                                                 ---------------
        (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii),
               less line (iii), plus line (iv) (if applicable):         0
                                                                     ---------

        (vi)   Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
               Instruction C.6):                                x    1/2900
                                                                 ---------------

        (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]      0
                                                                        --------
Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.     Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                 [  ]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:




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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)*  /s/ Bernard R. Beckerlegge
                                   Bernard R. Beckerlegge, Senior Vice President


        Date     2/28/96

        *Please print the name and title of the signing officer below the signature.
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
                                James J. Klopper
                           Vice President and Counsel
                         Keyport Life Insurance Company
                                125 High Street
                                Boston, MA 02110


                                                               February 26, 1996





John W. Rosensteel, President
Keyport Life Insurance Company
125 High Street
Boston, MA 02110

RE:     OPINION OF COUNSEL - KMA VARIABLE ACCOUNT
        -----------------------------------------

Dear Mr. Rosensteel:

       I am serving as counsel in connection with the filing with the Securities and Exchange Commission of Form 24F-2 with respect to fiscal year 1995 of KMA Variable Account.

        Based on my review of relevant materials, it is my opinion that the securities sold in the fiscal year for which Form 24F-2 is being filed were legally-issued, fully paid and non-assessable.

        You may attach this opinion letter, or a copy thereof, to Form 24F-2.


                                Very truly yours,


                                /s/ James J. Klopper
                                James J. Klopper, Esq.


opinion.ltr